Risk/Return Detail Data - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Extended Market Index Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Extended Market Index Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12 % of the average value of its portfolio.
Portfolio Turnover, Rate	12.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Fidelity U.S. Extended Investable Market IndexSM. The Fidelity U.S. Extended Investable Market Index SM is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. mid- and small-cap stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price -to-earnings (P/E) ratio, price -to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Extended Investable Market Index℠. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	26.92%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(31.65%)
Performance Table Heading	Average Annual Returns
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Initial Class
Risk/Return:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.12%
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154
Annual Return, Inception Date	Apr. 17, 2018
2019	25.88%
2020	16.46%
2021	21.24%
2022	(18.13%)
2023	17.44%
2024	12.31%
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Service Class 2
Risk/Return:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.37%
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468
Annual Return, Inception Date	Apr. 17, 2018
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Service Class
Risk/Return:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[1]
Total annual operating expenses	0.22%
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280
Annual Return, Inception Date	Apr. 11, 2019
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | Return Before Taxes | VIP Extended Market Index Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	12.31%
Past 5 years	8.80%
Since Inception	8.30%	[3]
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | Return Before Taxes | VIP Extended Market Index Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	12.03%
Past 5 years	8.53%
Since Inception	8.03%	[4]
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | Return Before Taxes | VIP Extended Market Index Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	12.19%
Past 5 years	8.70%
Since Inception	8.70%	[5]
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	14.17%
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | IXYST
Risk/Return:
Label	Fidelity U.S. Extended Investable Market Index℠
Past 1 year	12.31%
Past 5 years	8.96%
Since Inception	8.50%

[1]	A Adjusted to reflect current fees.
[2]
B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[3]	A From April 17, 2018 .
[4]	C From April 17, 2018 .
[5]	B From April 11, 2019 .